Change in Presentation Currency (Details) $ in Thousands, $ in Thousands	May 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Aug. 31, 2021 USD ($)	May 31, 2021 USD ($)	May 31, 2021 CAD ($)	Feb. 28, 2021 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Cash	$ 10,465	$ 12,939	$ 13,447			$ 21,776	$ 4,053
Non-current assets	50,921		41,100
Total assets	65,639		56,518
Current liabilities	10,177		7,412
Share capital	163,921		158,129
Reserves	6,022		5,680
Non-controlling interests (Note 21)	504		(1,533)
Total shareholders' equity	52,681		46,425	$ 47,009			24,869
Equity and liabilities	$ 65,639		$ 56,518
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
Cash					$ 21,320			$ 5,294
Other current assets					1,817
Non-current assets					45,103
Total assets					68,240
Current liabilities					8,108
Long term debt					3,391
Total liabilities					11,499
Share capital					207,804
Reserves					5,602
Accumulated deficit and other comprehensive income					(154,770)
Non-controlling interests (Note 21)					(1,895)
Total shareholders' equity					56,741
Equity and liabilities					$ 68,240
Presentation Currency Change [Member]
IfrsStatementLineItems [Line Items]
Cash				(3,657)			(1,241)
Other current assets				(311)
Non-current assets				(7,737)
Total assets				(11,705)
Current liabilities				(1,391)
Long term debt				(582)
Total liabilities				(1,973)
Share capital				(49,675)
Reserves				(1,249)
Accumulated deficit and other comprehensive income				40,751
Non-controlling interests (Note 21)				441
Total shareholders' equity				(9,732)
Equity and liabilities				(11,705)
Restateds [Member]
IfrsStatementLineItems [Line Items]
Cash				17,663			$ 4,053
Other current assets				1,506
Non-current assets				37,366
Total assets				56,535
Current liabilities				6,717
Long term debt				2,809
Total liabilities				9,526
Share capital				158,129
Reserves				4,353
Accumulated deficit and other comprehensive income				(114,019)
Non-controlling interests (Note 21)				(1,454)
Total shareholders' equity				47,009
Equity and liabilities				$ 56,535